Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred tax assets and liabilities
18.	Deferred tax assets and liabilities
The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows
:

	2019
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	415	(2 550)	(2 135)
Intangible assets	112	(10 327)	(10 215)
Inventories	119	(67)	52
Trade and other receivables	52	(1)	51
Interest-bearing loans and borrowings	706	(603)	103
Employee benefits	631	(3)	628
Provisions	467	(22)	445
Derivatives	23	(21)	2
Other items	311	(861)	(550)
Loss carry forwards	515	—	515
Gross deferred tax assets/(liabilities)	3 350	(14 455)	(11 105)
Netting by taxable entity	(1 631)	1 631	—
Net deferred tax assets/(liabilities)	1 719	(12 824)	(11 105)

	2018 restated
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	381	(2 665)	(2 284)
Intangible assets	115	(10 665)	(10 550)
Inventories	101	(67)	34
Trade and other receivables	142	(62)	80
Interest-bearing loans and borrowings	535	(618)	(83)
Employee benefits	673	(5)	668
Provisions	483	(27)	456
Derivatives	33	(58)	(25)
Other items	215	(736)	(521)
Loss carry forwards	577	—	577
Gross deferred tax assets/(liabilities)	3 255	(14 903)	(11 648)
Netting by taxable entity	(1 738)	1 738	—
Net deferred tax assets/(liabilities)	1 517	(13 165)	(11 648)
The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2019	2018 restated	2017 restated
Balance at 1 January	(11 648)	(11 857)	(13 442)
Recognized in profit or loss	19	95	1 929
Recognized in other comprehensive income	109	(130)	(134)
Acquisitions through business combinations	(18)	(23)	(74)
Reclassified as held for sale	363	—	—
Other movements and effect of changes in foreign exchange rates	70	267	(136)
Balance at 31 December	(11 105)	(11 648)	(11 857)
Following the US Tax reform enacted on 22 December 2017 whereby the US Federal tax rate was reduced from 35% to 21%, the company adjusted the deferred tax liabilities set up in 2008 in line with IFRS, as part of the purchase price accounting of the combination with Anheuser Busch and certain deferred tax assets. This adjustment resulted in 1.8 billion US dollar recognized as an exceptional tax gain in 2017 – see also Note 12 –
Income Taxes
.
Most of the temporary differences are related to the fair value adjustment on intangible assets with indefinite useful lives and property, plant and equipment acquired through business combinations. The realization of such temporary differences is unlikely to revert within 12 months.
Tax losses carried forward and deductible temporary differences on which no deferred tax asset is recognized amount to 4 734m US dollar (2018: 5 280m US dollar; 2017: 4 449m US dollar). 728m US dollar of these tax losses and deductible temporary differences do not have an expiration date, 22m US dollar, 737m US dollar and 218m US dollar expire within respectively 1, 2 and 3 years, while 3 029m US dollar have an expiration date of more than 3 years. Deferred tax assets have not been recognized on these items because it is not probable that future taxable profits will be available against which these tax losses and deductible temporary differences can be utilized and the company has no tax planning strategy currently in place to utilize these tax losses and deductible temporary differences.